UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (128.5%)(a)
	Rating(RAT)		Principal amount	Value

Alabama (1.6%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	A-		$1,500,000	$1,522,845

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB		1,500,000	1,592,700

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1		3,000,000	3,038,250

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB		1,000,000	1,108,460

				7,262,255
Arizona (3.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3		1,000,000	1,001,050
Ser. A, 5.85s, 3/1/28	Baa3		250,000	250,350

Calhoun Cnty., Sales & Use Tax Rev. Bonds (Georgia-Pacific Corp.), 6 3/8s, 11/1/26	Baa3		830,000	838,300

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P		1,800,000	1,857,671
7 1/4s, 12/1/19	BB-/P		1,000,000	1,034,680

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P		410,000	462,751

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3		2,000,000	2,023,220

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2		2,200,000	2,515,633

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2		1,950,000	2,210,930

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45	BB+		500,000	503,100

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3		500,000	512,010
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB		1,140,000	1,047,385

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A3		2,000,000	2,163,800

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P		269,000	268,621

				16,689,501
Arkansas (0.4%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BBB-/P		840,000	888,023

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA		850,000	893,206

				1,781,229
California (11.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmnty.), 6s, 7/1/31	BBB+		660,000	693,350

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa2		500,000	498,600

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2		1,105,000	1,091,364

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa2		1,000,000	1,097,910
(Emerson College), 6s, 1/1/42	Baa1		1,000,000	1,103,680

CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3		2,500,000	2,629,474

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB		2,150,000	2,241,073

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB		1,760,000	1,829,273

CA State G.O. Bonds, 6 1/2s, 4/1/33	A1		5,000,000	6,119,950

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2		5,595,000	6,568,473
(Dept. of Corrections), Ser. C, 5 1/4s, 6/1/28	A2		1,000,000	1,028,530
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2		1,250,000	1,314,162

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB		3,950,000	3,902,362

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+		560,000	584,802
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB		3,000,000	3,114,450
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2		1,000,000	1,042,590
(U. CA Irvine E. Campus Apts. Phase 1), 5 1/8s, 5/15/31	Baa2		1,000,000	1,043,070

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P		1,015,000	948,660
5s, 9/2/30	BBB-/P		245,000	238,628

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P		1,000,000	1,021,780
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P		275,000	279,117

Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3		500,000	512,330
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3		2,745,000	2,744,752

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt., Ser. A, 4 1/4s, 9/2/24	BBB+		500,000	511,415

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-		750,000	915,165

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P		900,000	901,899

Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33	BBB-/P		1,245,000	1,265,081

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB		250,000	270,108

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1)
Ser. B, 6 3/8s, 9/1/30 (Prerefunded 3/1/12)	BBB/P		2,730,000	2,743,103
Ser. A, 5 1/4s, 9/1/26	BBB+		1,645,000	1,769,246

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P		835,000	835,818

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14	B-/P		1,240,000	1,042,022

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-		250,000	260,940

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+		375,000	389,344

				52,552,521
Colorado (2.6%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24	BB-/P		375,000	399,068
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P		810,000	824,766
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F		300,000	317,190
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3		2,045,000	2,089,397
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P		1,925,000	1,945,367
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+		3,495,000	3,517,123

CO Pub. Hwy. Auth. Rev. Bonds
(E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2		1,000,000	1,042,020
(E-470), Ser. C, 5 3/8s, 9/1/26	Baa2		500,000	512,575

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3		750,000	799,028

				11,446,534
Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elm Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB		650,000	653,621

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P		1,050,000	1,089,386

				1,743,007
Delaware (0.7%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+		500,000	534,390
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3		2,600,000	2,636,634

				3,171,024
District of Columbia (1.6%)

DC Rev. Bonds (Howard U.), Ser. A
6 1/2s, 10/1/41	A3		2,500,000	2,780,500
6 1/4s, 10/1/32	A3		1,000,000	1,120,560

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B+/F		17,500,000	1,257,725

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1		10,000,000	1,915,500

				7,074,285
Florida (6.5%)

Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6.7s, 5/1/34	BBB-		915,000	921,103

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB		2,000,000	2,000,460

Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. B, 7.04s, 11/1/14	B-/P		10,000	10,014
Ser. A, 6 1/8s, 5/1/34	B-/P		435,000	453,053

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1		670,000	705,490

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA		1,000,000	1,185,780

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-		4,380,000	4,454,810

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt., 5.6s, 5/1/36	B/P		370,000	326,729

Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds, Ser. A, 6 1/2s, 5/1/34	BB+/P		450,000	456,498

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds(9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	Baa1		400,000	423,192

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	BB-/P		450,000	492,696

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3		2,450,000	2,335,193

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F		840,000	841,562

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	B/P		1,000,000	839,260
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB		1,075,000	919,888
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB		1,500,000	1,475,355

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Baa3		500,000	505,775
6.7s, 11/15/19	Baa3		1,335,000	1,351,594

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+		2,000,000	2,058,760

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P		945,000	571,366

Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s, 5/1/22	CCC/P		1,240,000	384,400

South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa2		1,000,000	1,085,160

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)	D/P		655,000	196,500

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39 (In default)(NON)	D/P		1,790,000	777,057
6.55s, 5/1/27 (In default)(NON)	D/P		700,000	301,966
5.4s, 5/1/37	CCC/P		1,375,000	1,154,216

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P		445,000	446,362

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	B-/P		980,000	675,749
Ser. B, 5s, 11/1/13	B-/P		570,000	531,730

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Dist. No. 8 Phase II), 6 1/8s, 5/1/39	BB-/P		485,000	510,739

VLG CDD No. 9 Special Assmt. Rev., 5s, 5/1/22(FWC)	B+/P		650,000	661,427

				29,053,884
Georgia (2.7%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1		2,500,000	2,923,875

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	CCC+		2,000,000	2,383,620

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+		1,520,000	1,769,584

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P		600,000	561,852

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32(FWC)	Baa2		1,000,000	1,016,030

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+		700,000	762,776

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3		1,255,000	1,271,955

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P		575,000	540,799

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P		600,000	615,396

				11,845,887
Hawaii (1.1%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B		1,220,000	1,220,720

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P		400,000	468,264
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1		3,000,000	3,354,390

				5,043,374
Illinois (3.5%)

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P		1,798,000	1,857,999

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P		350,000	282,615
5.4s, 3/1/16	B/P		133,000	131,654

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1		1,500,000	1,800,045
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-		2,000,000	2,245,820
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2		1,075,000	1,253,816
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	BB-		1,000,000	1,064,750
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2		1,500,000	1,628,925
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P		200,000	186,954
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P		1,000,000	1,001,570
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P		600,000	600,306
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+		1,575,000	1,587,726

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P		120,246	87,102
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1		550,000	556,127

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-		1,050,000	1,173,911

				15,459,320
Indiana (1.6%)

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1		3,500,000	3,943,765

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2		1,125,000	1,272,645
NATL, 5.6s, 11/1/16	Baa2		700,000	788,137
Ser. A, NATL, 5.6s, 11/1/16	Baa2		500,000	562,955

St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P		455,000	472,568

				7,040,070
Iowa (1.5%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+		1,040,000	1,043,193
5s, 7/1/19	BB+		2,750,000	2,614,068
5 1/2s, 7/1/25	BB+		950,000	861,023

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB-/P		1,230,000	1,198,574

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+		1,250,000	1,005,850

				6,722,708
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P		500,000	524,030

				524,030
Kentucky (0.6%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P		271,000	274,794
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P		500,000	522,575
(Masonic Home Indpt. Living II), 7s, 5/15/30	BB-/P		500,000	524,610

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3		500,000	537,300

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+		700,000	753,522

				2,612,801
Louisiana (0.8%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa2		750,000	710,055

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39	A3		2,700,000	2,726,865

				3,436,920
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Baa3		1,000,000	1,153,290

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2		2,500,000	2,293,600

				3,446,890
Maryland (1.5%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	BBB+		2,000,000	1,985,820

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A		550,000	675,241

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P		710,000	623,004

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F		1,000,000	1,051,120

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P		400,000	408,804

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P		600,000	559,116
5 7/8s, 5/1/21	BB/P		1,600,000	1,554,896

				6,858,001
Massachusetts (8.0%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P		1,600,000	1,537,024

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds, Ser. B1, 7 1/4s, 6/1/16	BB-/P		2,000,000	2,000,820

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA		865,000	949,761

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB		690,000	794,211
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P		850,850	637,942
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P		532,400	407,605
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P		275,400	239,378
(Boston Biomedical Research), 5 3/4s, 2/1/29	Ba1		1,000,000	981,930
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P		88,265	58,822
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB		1,700,000	1,757,834
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P		550,000	533,957
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P		439,022	4,829

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P		1,050,000	1,066,244

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-		1,050,000	1,214,504

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P		1,775,000	1,933,295
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Escrowed to maturity)	BB/P		1,185,000	1,305,574
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-		2,550,000	2,573,537
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2		1,000,000	1,111,860
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P		434,942	10,004
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2		950,000	1,008,720
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+		1,500,000	1,613,070
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+		1,000,000	1,007,700
(Springfield College), 5 5/8s, 10/15/40	Baa1		450,000	467,465
(Springfield College), 5 1/2s, 10/15/31	Baa1		1,100,000	1,143,252
(Springfield College), 5 1/2s, 10/15/26	Baa1		1,500,000	1,608,705
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-		250,000	235,343
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P		1,500,000	1,409,940
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3		2,200,000	2,260,082

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB		1,560,000	1,567,114

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A		750,000	811,935

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1		1,500,000	1,683,315
5s, 7/1/41	A1		1,500,000	1,617,840

				35,553,612
Michigan (4.9%)

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB		950,000	872,651

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-		1,660,000	1,917,001

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Ba1		1,035,000	1,043,549

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3		395,000	395,280

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1		2,000,000	2,239,200
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1		1,600,000	1,742,032
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1		2,565,000	2,632,357
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+		755,000	860,451

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1		1,250,000	1,439,650

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P		1,350,000	1,729,175

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48	B-		4,000,000	3,031,400

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20	Baa3		1,480,000	1,561,918

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2		2,000,000	2,198,640

				21,663,304
Minnesota (2.3%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-		3,000,000	3,240,900

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P		700,000	685,020

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P		315,000	320,610

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-		750,000	785,858

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB/F		1,000,000	1,053,820

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P		500,000	515,765
6s, 1/1/34	B+/P		400,000	378,116

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-		250,000	260,153
6 3/8s, 9/1/31	BBB-		250,000	260,250

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast)
6s, 11/15/35	Ba1		1,350,000	1,373,099
Ser. B, 5.85s, 11/1/17	Ba1		250,000	250,463

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P		1,125,000	1,051,234

				10,175,288
Mississippi (1.3%)

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22	BBB		3,630,000	3,643,867

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa		520,000	544,211

Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB		1,600,000	1,792,944

				5,981,022
Missouri (0.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16	A+		1,000,000	1,045,740

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P		1,500,000	1,518,465

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AA+		205,000	216,062

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A-		1,000,000	1,157,160

				3,937,427
Montana (1.6%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P		500,000	499,040

MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A, 0.07s, 12/1/25	VMIG1		6,695,000	6,695,000

				7,194,040
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	Ba3		1,500,000	1,552,035

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	A-/F		1,000,000	1,097,990

				2,650,025
Nevada (2.2%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/16	BB-/P		985,000	906,574
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P		910,000	940,403
(Summerlin No. 151), 5s, 8/1/20	BB-/P		420,000	348,856

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Baa2		5,000,000	5,073,400

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB/P		240,000	248,707

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P		365,000	360,164
(No. T-18), 5s, 9/1/16	CCC/P		1,000,000	606,960

Las Vegas, Local Impt. Board Special Assmt. (Dist. No. 607), 5.9s, 6/1/18	BB/P		1,150,000	1,127,932

				9,612,996
New Hampshire (1.8%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P		2,000,000	2,102,300
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P		600,000	606,558
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P		1,320,000	1,368,022
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+		1,875,000	1,961,344

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1		1,700,000	1,815,889

				7,854,113
New Jersey (7.0%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P		2,150,000	2,108,226

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1		2,400,000	2,407,344
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P		500,000	466,260
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+		1,000,000	1,011,810
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P		430,000	407,150
(Cigarette Tax), 5 3/4s, 6/15/29	BBB		1,000,000	1,055,290
(Cigarette Tax), 5 1/2s, 6/15/24	BBB		4,000,000	4,037,120
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3		2,000,000	2,165,040

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P		860,000	793,900

NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds (6/1/14)(Disp. Waste Mgt.), 5.3s, 6/1/15	BBB		1,750,000	1,901,113

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2		2,600,000	2,808,858
Ser. D, 4 7/8s, 11/1/29	A2		700,000	747,978

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-		2,250,000	2,337,098
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Baa3		2,000,000	2,159,260
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+		2,250,000	2,220,660
(Atlantic City Med.), 5 3/4s, 7/1/25	A1		695,000	704,014
(Holy Name Hosp.), 5s, 7/1/36	Baa2		2,500,000	2,401,150

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+		1,450,000	1,593,536

				31,325,807
New Mexico (1.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa3		500,000	524,405
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3		4,500,000	4,375,215
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa2		2,000,000	2,173,060

				7,072,680
New York (10.3%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28	B/P		600,000	626,490

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A,
6s, 5/1/29	B+/P		750,000	750,030
6s, 5/1/39	B+/P		500,000	491,385

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s, 7/1/15	BB		1,610,000	1,610,853

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A-		2,775,000	2,827,919

Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds (11/15/12) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/26	Baa2		500,000	505,820

NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	BB/P		200,000	200,396
Ser. A, 6 1/4s, 3/1/15	BB/P		2,775,000	2,779,412

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.), Ser. A, U.S. Govt. Coll., 6 3/8s, 7/1/31 (Prerefunded 7/1/12)	AAA/P		730,000	748,360

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-		1,300,000	1,205,776

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16 (In default)(NON)	D/P		4,175,000	3,737,210
(British Airways PLC), 5 1/4s, 12/1/32	BB-		3,425,000	2,798,499
(Jetblue Airways Corp.), 5s, 5/15/20	B-		325,000	302,591

NY City, Muni. Wtr. & Swr. Fin. Auth. FRB, 9.567s, 6/15/19(T)	AA+		10,000,000	11,675,318

NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1		900,000	912,501

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1		725,000	749,708

NY State Dorm. Auth. Revs. Derivatives 144A IFB (Rols RR II), Ser. R-11984, 9.567s, 3/15/19(T)	AAA		5,000,000	5,836,812

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3		3,800,000	3,848,298

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P		200,000	196,354
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3		1,000,000	1,092,220

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	BB-		670,000	676,097

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P		1,250,000	1,250,688

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P		800,000	800,456

				45,623,193
North Carolina (1.9%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-		750,000	937,628

NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2		440,000	444,052

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P		2,000,000	2,013,760
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P		1,110,000	1,142,834

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P		500,000	499,950
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P		1,730,000	1,629,591
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P		700,000	686,581
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F		1,000,000	1,029,990

				8,384,386
Ohio (5.7%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/33	Aa3		5,000,000	5,477,800

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	B3		3,340,000	2,596,549
5 3/4s, 6/1/34	B3		3,500,000	2,613,380
5 1/8s, 6/1/24	B3		990,000	783,892

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), 5 5/8s, 8/15/32	A-		2,825,000	2,847,798

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB		2,750,000	2,816,990

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38	BB-/P		700,000	435,925

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29	Baa1		1,530,000	1,603,532

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB		1,000,000	1,065,520

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3		1,300,000	1,452,685

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5s, 7/1/44	A1		800,000	846,088
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2		2,000,000	2,161,980

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa3		500,000	613,700

				25,315,839
Oklahoma (1.2%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan),
Ser. B, 5.35s, 3/1/35	Aaa		1,595,000	1,692,167
Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa		1,440,000	1,550,146

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P		1,250,000	1,370,038
6 7/8s, 11/1/23	BB-/P		500,000	529,240

				5,141,591
Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB/P		3,000,000	3,003,690

Warm Springs Reservation, Confederated Tribes Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3		700,000	742,203

				3,745,893
Pennsylvania (6.6%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3		1,000,000	1,043,450

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B+		2,905,000	2,347,618

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	BB		2,000,000	2,155,720

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P		1,160,000	1,163,747
5.3s, 1/1/14	BB/P		690,000	705,698
5.2s, 1/1/13	BB/P		1,000,000	1,016,250

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+		550,000	555,863
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+		515,000	520,953

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1		225,000	225,302

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P		625,000	649,963

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26	BB/P		1,800,000	1,751,166

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+		3,000,000	3,158,640

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P		1,100,000	1,011,054

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/32	A3		1,500,000	1,621,785

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3		2,000,000	2,271,460

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-		1,650,000	1,682,093

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3		500,000	537,075
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3		1,000,000	1,067,060
(Widener U.), 5.4s, 7/15/36	BBB+		1,000,000	1,015,980

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+		600,000	635,154

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	BBB+		1,000,000	1,044,300

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/12 (In default)(NON)	D/P		2,707,789	271

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26(FWC)	A1		1,000,000	1,125,310

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3		1,325,000	1,380,849

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB		560,000	594,468

				29,281,229
Puerto Rico (3.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1		2,000,000	2,324,060
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1		1,000,000	1,130,880
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa1		1,000,000	1,133,690
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	Baa1		3,000,000	3,257,010

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2		1,200,000	1,297,152

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1		1,000,000	1,146,630
Ser. L, AMBAC, 5 1/4s, 7/1/38	Baa1		1,845,000	1,985,829

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3		1,000,000	1,000,190

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A1		5,000,000	1,955,850

				15,231,291
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB		1,490,000	1,497,599

				1,497,599
South Carolina (0.8%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	BBB		1,135,000	1,134,977

SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded 8/15/12)	AA+		1,250,000	1,291,950

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1		890,000	962,927
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1		110,000	119,013

				3,508,867
South Dakota (0.5%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3		2,000,000	2,056,080

				2,056,080
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1		1,450,000	1,547,469

Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32	BB-/P		1,000,000	998,840

				2,546,309
Texas (11.5%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement)
Ser. A, 7s, 11/15/33	B+/P		600,000	532,307
5 7/8s, 11/15/18	B+/P		660,000	617,317
Ser. A, 5 7/8s, 11/15/18	B+/P		15,000	14,030
6s, 11/15/29	B+/P		1,124,000	916,138

Alliance, Arpt. Auth. Rev. Bonds (American Airlines, Inc.), 5 1/4s, 12/1/29 (In default)(NON)	D/P		850,000	221,356

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Ca		1,000,000	210,550
5s, 3/1/41	Ca		1,500,000	225,075

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB		2,200,000	2,359,697

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds (American Airlines, Inc.), 5 1/2s, 11/1/30 (In default)(NON)	D/P		500,000	130,200

Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24	BBB		450,000	460,544

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3		500,000	502,560
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3		4,790,000	4,814,525
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B3		1,600,000	1,611,040
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3		6,185,000	5,864,121
Ser. A, 5s, 7/1/24	A		1,500,000	1,686,720

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds
(Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB		1,100,000	1,204,060
(Kipp, Inc.), Ser. A, 6 1/4s, 8/15/39	BBB		1,975,000	2,156,818

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3		3,500,000	3,561,075

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2		1,000,000	1,139,640
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2		1,250,000	1,232,950

Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB		900,000	904,337

North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2		1,000,000	1,182,150
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3		1,750,000	1,867,022

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2		1,950,000	1,983,150

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P		4,000,000	4,278,160
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-		900,000	905,273
(Air Force Village), 5 1/8s, 5/15/27	BBB/F		4,000,000	3,972,480

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-		2,000,000	2,125,080

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2		2,000,000	2,343,240
(LBJ Infrastructure), 7s, 6/30/40	Baa3		1,500,000	1,693,905

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24	AA+		450,000	478,440

				51,193,960
Utah (0.5%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.06s, 5/15/37	VMIG1		900,000	900,000

Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	BBB+		1,500,000	1,511,460

				2,411,460
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	Aa3		205,000	208,551

				208,551
Virginia (1.9%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P		600,000	611,742

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P		295,000	296,611
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded 6/1/12)	BB+/P		105,000	107,164
(United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P		565,000	568,537
(Westminster-Canterbury), 5s, 10/1/22	BBB		1,000,000	1,030,910

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P		1,500,000	1,506,795

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB/P		1,250,000	1,250,525
4 7/8s, 7/1/21	BB/P		1,000,000	1,023,100

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1		1,700,000	1,990,819

				8,386,203
Washington (3.3%)

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2		2,500,000	2,621,400

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1		2,385,000	2,482,927
6 1/2s, 6/1/26	A3		460,000	480,658

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	Aa1		5,000,000	6,005,750

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1		400,000	411,616

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2		1,000,000	1,081,390
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2		1,500,000	1,543,184

				14,626,925
West Virginia (0.9%)

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	BBB-		3,075,000	3,074,692

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P		735,000	744,327

				3,819,019
Wisconsin (2.6%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa		3,000,000	3,066,810
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa		5,500,000	5,611,210

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P		1,150,000	1,260,595
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1		1,250,000	1,430,463

				11,369,078

Total municipal bonds and notes (cost $544,914,161)				$571,132,028

PREFERRED STOCKS (1.1%)(a)
			Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3, $4.95			2,000,000	$1,703,460

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.			3,434,664	3,268,529

Total preferred stocks (cost $5,434,664)				$4,971,989

COMMON STOCKS (—%)(a)
			Shares	Value

Tembec, Inc. (Canada)(NON)			1,750	$6,545

Total common stocks (cost $1,273,945)				$6,545

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	3/3/12	CAD 0.13	3,889	$19

Total warrants (cost $154,422)				$19

TOTAL INVESTMENTS

Total investments (cost $551,777,192)(b)				$576,110,581

Key to holding's currency abbreviations
CAD	Canadian Dollar
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $444,402,833.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $551,611,933, resulting in gross unrealized appreciation and depreciation of $41,661,288 and $17,162,640, respectively, or net unrealized appreciation of $24,498,648.
(NON)	Non-income-producing security.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
(FWC)	Forward commitment, in part or in entirety.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	47.3%
	Utilities	20.5
	Transportation	13.4
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $23,517,880 were held by the TOB trust and served as collateral for $10,027,829 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $2,821 for these investments based on an average interest rate of 0.10%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$6,545	$—	$—
Total common stocks	6,545	—	—
Municipal bonds and notes	$—	571,132,028	$—
Preferred stocks	—	4,971,989	—
Warrants	19	—	—

Totals by level	$6,564	$576,104,017	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	19	—

Total	$19	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012